The Royce Fund
Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2024

All references to “745 Fifth Avenue, New York, NY, 10151” or any format thereof are hereby deleted in their entirety and replaced with the following:

One Madison Avenue, New York, NY, 10010

ISI-032125

The Royce Fund
Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2024

All references to “745 Fifth Avenue, New York, NY, 10151” or any format thereof are hereby deleted in their entirety and replaced with the following:

One Madison Avenue, New York, NY, 10010

CR-032125